Long-Term Borrowings - Additional information (Details)	Dec. 31, 2025 USD ($)
Minimum
Long-Term Borrowings
Corporate liquidity	$ 10,000,000
Corporate liquidity per vessel	750,000
Consolidated net worth	$ 100,000,000
Fair value of vessels collateralizing credit facility as percentage of principal amount outstanding under credit facility	120.00%
Maximum
Long-Term Borrowings
Leverage ratio of total liabilities to carrying value of total assets (adjusted for the vessel's fair market value)	75.00%
Fair value of vessels collateralizing credit facility as percentage of principal amount outstanding under credit facility	170.00%
All facility agreements, except for one instance | Alafouzos family | Minimum
Long-Term Borrowings
Percentage of ownership interest in reporting entity, required by financing arrangements	35.00%
One facility agreement | Private individual
Long-Term Borrowings
Percentage of share capital acquired constituting prepayment event	35.00%
Percentage of voting power cast or controlled constituting prepayment event	35.00%
Some facility agreements | Mr. Ioannis Alafouzos and Mr. Themistoklis Alafouzos | Minimum
Long-Term Borrowings
Percentage of voting power held, required for agreement not to be breached	35.00%
Percentage of issued share capital held, required for agreement not to be breached	35.00%
Two facility agreements | Mr. Ioannis Alafouzos, solely or together with any members of Alafouzos family | Minimum
Long-Term Borrowings
Percentage of voting power held, required for agreement not to be breached	35.00%
Two facility agreements | Person or group of persons acting in concert | Minimum
Long-Term Borrowings
Percentage of ultimate legal or beneficial ownership acquired considered event of default	34.90%
Bareboat charters and guarantees on bareboat charters | Minimum
Long-Term Borrowings
Percentage of ownership or control by new party or parties not permitted	50.00%